Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Series 1 Class B Units	Mar. 31, 2012 Series 1 Class B Units Minimum	Mar. 31, 2012 Series 1 Class B Units Maximum	Dec. 31, 2013 Series 1 Class B Units Adjusted Minimum	Dec. 31, 2013 Series 1 Class B Units Adjusted Maximum	Dec. 17, 2013 Series Two Class B Units	Dec. 31, 2012 Series Two Class B Units	Mar. 29, 2013 Founders Units	Dec. 31, 2013 Founders Units	Dec. 31, 2013 Common Units	Dec. 31, 2012 Common Units	Mar. 29, 2013 Incentive Plan Stock Units	Dec. 31, 2013 Incentive Plan Stock Units
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Yield accrued from a non voting units	8.00%
Aggregate accrued yield on the outstanding Preferred Units	$ 942.3
Service period				3 years								4 years				3 years
Purchase of additional Founders Units											54,285		6,084
Aggregate purchase price of equity units acquired by management	1.4	0.4	2.8
Aggregate grant date fair value			1.9	0.2					0.3	0	0.1				0.4
Non-cash compensation expense included in SG&A expenses	0.6	0.9	2.3
Unamortized compensation related to unvested Founders Unit												0.7
Vesting period				3 years						4 years		4 years
Grant of Incentive Units to certain Management Investors															365,004
Vesting date																Dec. 31, 2015
Expected term of incentive units				3 years					1 year 6 months	3 years		3 years				3 years
Portion of incentive units to vest upon achievement of adjusted EBITDA					60.00%	100.00%	60.00%	100.00%
Adjusted EBITDA					500.0	558.0	457.6	500.0
Estimation of fair value, volatility rate				43.00%					28.00%	24.00%	26.00%
Estimation of fair value, risk-free rate				0.51%					0.24%	0.36%	0.36%
Discount for lack of marketability				28.00%					8.60%	17.50%	17.10%
Vesting period following date of event as defined in agreement										1 year
Assumed discount for lack of marketability															17.10%
Common units purchased by Board members														40,000
Obligation for committed repurchases of redeemable equity units	$ 1.4	$ 2.2
Weighted average vesting period remaining												1 year 1 month 13 days